UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31. 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ballentine Capital Management, Inc.
           --------------------------------------------------
Address:   10 Avon Meadow Lane
           --------------------------------------------------
           Avon, CT 06001
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  		28-2599
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven W. Ballentine
           --------------------------------------------------
Title:     President & CEO
           --------------------------------------------------
Phone:     (860) 676-1830
           --------------------------------------------------

Signature, Place, and Date of Signing:


       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings forthis reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        	71
                                               -------------

Form 13F Information Table Value Total:       $	764,286
                                               -------------
                                                (thousands)

	Information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGL Resources Inc              COM              001204106     7487   440400 SH       SOLE                   440400
Advanced Commun. Grp           COM              00751B106     7175   526600 SH       SOLE                   526600
American Capital Strategies    COM              024937104    23887  1050000 SH       SOLE                  1050000
BJ Services                    COM              055482103     1463    35000 SH       SOLE                    35000
Baker Hughes Inc.              COM              057224107      653    31000 SH       SOLE                    31000
CMP Group Inc                  COM              125887109    15931   578000 SH       SOLE                   578000
CTG Resources Inc              COM              125957100     2401    69100 SH       SOLE                    69100
Cincinnati Bell Inc            COM              171870108     1844    50000 SH       SOLE                    50000
Columbia Energy Group          COM              197648108    36672   579800 SH       SOLE                   579800
Comfort Systems USA            COM              199908104      605    82000 SH       SOLE                    82000
Conectiv                       COM              206829103    18109  1077100 SH       SOLE                  1077100
Conectiv Class A               COM              206829202     1321    44600 SH       SOLE                    44600
Connecticut Energy Corp        COM              207567108      793    20400 SH       SOLE                    20400
Consolidated Nat. Gas          COM              209615103    13981   215300 SH       SOLE                   215300
Constellation Energy Group     COM              210371100    15950   550000 SH       SOLE                   550000
Cooper Cameron Corp            COM              216640102     1101    22500 SH       SOLE                    22500
DPL ,Inc.                      COM              233293109    15192   877500 SH       SOLE                   877500
DQE ,Inc.                      COM              23329J104     6374   184100 SH       SOLE                   184100
Dynatech Corp                  COM              268140100     2262   335100 SH       SOLE                   335100
Edison International           COM              281020107    21118   806400 SH       SOLE                   806400
El Pas Elec. & Gas             COM              283677854    17933  1827600 SH       SOLE                  1827600
El Paso Energy Corp            COM              283905107    19837   511100 SH       SOLE                   511100
FPL Group                      COM              302571104    15138   353600 SH       SOLE                   353600
Florida Progress               COM              341109106     5822   137600 SH       SOLE                   137600
GPU Inc.                       COM              36225X100    19792   661100 SH       SOLE                   661100
ICG Communications             COM              449246107    10582   564400 SH       SOLE                   564400
IRI Intl. Corp                 COM              45004F107      400   100000 SH       SOLE                   100000
Imperial Credit Industries     COM              452729106      625   100000 SH       SOLE                   100000
Integrated Elec Svcs           COM              45811E103     4012   398700 SH       SOLE                   398700
Interep Nat'l Radio Sales      COM              45866V109      651    48700 SH       SOLE                    48700
Ipalco Enterprises             COM              462613100    16837   986800 SH       SOLE                   986800
JSB Financial Inc.             COM              46624M100     1037    20000 SH       SOLE                    20000
KCS Energy Inc                 COM              482434206        8    10000 SH       SOLE                    10000
Kinder Morgan Inc              COM              49455p101    31557  1563200 SH       SOLE                  1563200
LG&E Energy Corp               COM              501917108    18683  1071400 SH       SOLE                  1071400
Lincoln Bancorp                COM              532879103      892    85000 SH       SOLE                    85000
MCN Energy Group               COM              55267J100    11875   500000 SH       SOLE                   500000
Minnesota Pwr & Lt             COM              604110106    29683  1752500 SH       SOLE                  1752500
Montana Power Co               COM              612085100    61274  1699100 SH       SOLE                  1699100
NCRIC Group Inc                COM              628866105      165    18900 SH       SOLE                    18900
NUI Corporation                COM              629430109     4943   187400 SH       SOLE                   187400
Natl Fuel Gas Co               COM              636180101    21357   459300 SH       SOLE                   459300
New Jersey Resources           COM              646025106      227     5800 SH       SOLE                     5800
Nicor Inc                      COM              654086107    11433   351800 SH       SOLE                   351800
Octel Corp                     COM              675727101     1433   138100 SH       SOLE                   138100
PECO Energy Co                 COM              693304107    51010  1467900 SH       SOLE                  1467900
PP&L Resources                 COM              693499105     7281   318300 SH       SOLE                   318300
Peoples Energy                 COM              711030106    15842   472900 SH       SOLE                   472900
Piedmont Natural               COM              720186105     6891   227800 SH       SOLE                   227800
Pinnacle West Cap              COM              723484101    29172   954500 SH       SOLE                   954500
Professionals Group Inc        COM              742954100     4295   183260 SH       SOLE                   183260
Public Scs Co N Mex            COM              744499104    32238  1983900 SH       SOLE                  1983900
Public Service Co of NC        COM              744516105    12466   385800 SH       SOLE                   385800
Quanta Services Inc            COM              74762E102     7105   251500 SH       SOLE                   251500
Reliant Energy Inc             COM              442161105     1203    52600 SH       SOLE                    52600
Republic Sec Financial Corp    COM              760758102      534    74600 SH       SOLE                    74600
Rite Aid Corp                  COM              767754104      559    50000 SH       SOLE                    50000
Sierra Pac Res                 COM              826428104     6258   361445 SH       SOLE                   361445
South Jersey Industries        COM              838518108      907    31900 SH       SOLE                    31900
Sunshing Mining Warrant        COM              867833147        6   372400 SH       SOLE                   372400
TNP Enterprises                COM              872594106    25872   627200 SH       SOLE                   627200
Texas Utils Co                 COM              882848104    17589   494600 SH       SOLE                   494600
US Concrete Inc                COM              90333L102     2055   342500 SH       SOLE                   342500
USEC, Inc.                     COM              90333E108      700   100000 SH       SOLE                   100000
UniSource Energy               COM              909205106    15621  1396300 SH       SOLE                  1396300
Unicom Corp                    COM              904911104     5313   158600 SH       SOLE                   158600
Unifab Int'l Inc               COM              90467L100      409    72000 SH       SOLE                    72000
United Panam Financial         COM              911301109       97    50000 SH       SOLE                    50000
Washington Gas Light           COM              938837101     8470   308000 SH       SOLE                   308000
Williams Cos Inc               COM              969457100     8949   292800 SH       SOLE                   292800
Worldgate Communications       COM              98156L307     2925    61500 SH       SOLE                    61500